Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Income [line items]
Dividend income		€ 102	€ 80	€ 87
Reversal of impairment loss recognised in profit or loss			3
Realised gains/losses and impairments of debt securities		77	67	107
Impairments of available-for-sale equity securities			(6)	(13)
Realised gains/losses and impairments			42	223
Income from and fair value gains/losses on investment properties		4	3	4
Investment income	[1]	183	192	421
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Investment Income [line items]
Gains (losses) on disposals of investments		€ 77
Debt securities [member]
Disclosure of Investment Income [line items]
Gains (losses) on disposals of investments			64	107
Available for sale debt securities [member]
Disclosure of Investment Income [line items]
Reversal of impairment loss recognised in profit or loss			3
Equity securities [member]
Disclosure of Investment Income [line items]
Gains (losses) on disposals of investments			€ 48	€ 236

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.